OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Disclosure of detailed information about revenue and expenses by reportable segments [Table Text Block]
For the year ended December 31, 2020:	Loyalty Currency Retailing	Platform Partners	Points Travel	Total
Total revenue	$211,200	$5,030	$1,157	$217,387
Direct cost of revenue	181,603	731	50	182,384
Gross profit	29,597	4,299	1,107	35,003
Direct adjusted operating expenses	11,243	2,377	4,527	18,147
Contribution	$18,354	$1,922	$(3,420)	$16,856
Indirect adjusted operating expenses[1]				14,094
Finance and other income				(379)
Finance costs				843
Equity-settled share-based payment expense				3,129
Impairment charges				1,798
Income tax recovery				(1,460)
Depreciation and amortization				4,859
Foreign exchange gain				(671)
Net loss				$(5,357)

[1] Indirect adjusted operating expenses comprise costs that are shared among the Loyalty Currency Retailing, Platform Partners and Points Travel operating segments, including costs associated with various corporate functions, such as Finance, Human Resources, Legal and certain expenses associated with information technology infrastructure.

For the year ended December 31, 2019:	Loyalty Currency Retailing	Platform Partners	Points Travel	Total

Total revenue	$391,045	$7,577	$2,555	$401,177
Direct cost of revenue	335,032	665	25	335,722
Gross profit	56,013	6,912	2,530	65,455
Direct adjusted operating expenses	13,830	3,871	6,838	24,539
Contribution	$42,183	$3,041	$(4,308)	$40,916
Indirect adjusted operating expenses[1]				14,328
Finance and other income				(908)
Finance costs				211
Equity-settled share-based payment expense				5,172
Income tax expense				5,155
Depreciation and amortization				4,668
Foreign exchange loss				401
Net Income				$11,889

[1] Indirect adjusted operating expenses comprise costs that are shared among the Loyalty Currency Retailing, Platform Partners and Points Travel operating segments, including costs associated with various corporate functions, such as Finance, Human Resources, Legal and certain expenses associated with information technology infrastructure.

Disclosure of detailed information about revenues, geographic information [Table Text Block]
For the year ended December 31	2020		2019
Revenue
United States	$188,531	87%	$358,993	90%
Europe	19,074	9%	21,832	5%
Other	9,782	4%	20,352	5%
	$217,387	100%	$401,177	100%

Disclosure of detailed information about contracted revenues to the remaining performance obligations [Table Text Block]
	Total	Year 1	Year 2	Year 3	Year 4	Year 5+
Hosting and other	$1,025	$558	$362	$105	$—	$—